Note 6 - Acquisition Agreement/change in Control	3 Months Ended
Mar. 13, 2012
Notes
Note 6 - Acquisition Agreement/change in Control

NOTE 6 - ACQUISITION AGREEMENT/CHANGE IN CONTROL

On March 21, 2012, the Company signed an acquisition agreement with Total-Invest International B.V. (sole owner of Blue Bull Ventures B.V.) and Pegasus Tel, Inc. (Pegasus) whereby Pegasus issued 2,436,453 series D preferred shares to acquire 100% of the outstanding stock of Blue Bull Ventures B.V.  Blue Bull Ventures B.V. was created on February 1, 2012 and at the date of acquisition the only asset was approximately $24,000 (€18.131) in a bank account.